Note 5 - Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cash, cash equivalents, and restricted cash [text block]
5.	Cash and restricted cash

	December 31, 2017	December 31, 2016

Components of cash and restricted cash:
Cash	$2,474	$2,457
Restricted cash	115	115
	$2,589	$2,572

Restricted cash balance includes an amount of
$86
(
December 31, 2016 -
$86
) in connection with an irrevocable standby letter of credit in favor of Kitikmeot Inuit Association in connection with the Company’s Committee Bay project.